State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 6.2%
Alinghi Funding Co. LLC 4.92%, 4/4/2023	$5,000,000	$4,997,319
Antalis SA 5.38%, 5/18/2023 (a)	5,000,000	4,966,547
Barclays Bank PLC 5.14%, 6/15/2023	5,000,000	4,944,594
Barton Capital SA 5.25%, 7/11/2023	5,000,000	4,923,585
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.34%, 5.16%, 11/21/2023 (b),(c)	1,500,000	1,498,585
Collateralized Commercial Paper FLEX Co. LLC 5.40%, 11/8/2023 (b)	1,250,000	1,248,648
Concord Minutemen Capital Co. LLC 4.92%, 4/6/2023	5,000,000	4,995,961
Concord Minutemen Capital Co. LLC 5.20%, 8/3/2023 (b)	2,000,000	1,997,550
Mackinac Funding Co. LLC 4.85%, 4/10/2023	5,000,000	4,993,269
Victory Receivables Corp. 5.36%, 7/14/2023	5,000,000	4,924,239
		39,490,297
CERTIFICATES OF DEPOSIT — 27.9%
Banco Santander SA SOFR + 0.28%, 5.10%, 8/9/2023	10,000,000	9,993,451
Bank of Nova Scotia SOFR + 0.34%, 5.16%, 11/13/2023	6,000,000	5,994,621
Bank of Nova Scotia SOFR + 0.69%, 5.51%, 8/28/2023 (c)	7,000,000	7,010,355
Barclays Bank PLC SOFR + 0.40%, 5.22%, 7/10/2023	5,000,000	5,001,008
Barclays Bank PLC 5.50%, 10/6/2023	5,000,000	4,998,728
Barclays Bank PLC SOFR + 0.68%, 5.50%, 5/15/2023 (c)	5,000,000	5,003,210
Canadian Imperial Bank of Commerce FFR + 0.62%, 5.45%, 5/8/2023 (c)	10,000,000	10,003,978
Citibank NA 3.77%, 5/2/2023 (a)	7,000,000	6,992,040
Cooperatieve Rabobank UA SOFR + 0.63%, 5.45%, 7/17/2023 (c)	10,000,000	10,012,494
Credit Agricole Corporate & Investment Bank 5.01%, 6/14/2023	5,000,000	4,998,889
Credit Agricole Corporate & Investment Bank SA 4.84%, 5/2/2023	10,000,000	9,998,713
Landesbank Baden-Wuerttemberg 4.83%, 4/4/2023	10,000,000	9,999,997
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Mizuho Bank Ltd. SOFR + 0.35%, 5.18%, 7/10/2023	$5,000,000	$5,000,271
Mizuho Bank Ltd. SOFR + 0.61%, 5.44%, 5/18/2023 (c)	5,000,000	5,003,081
Mizuho Bank Ltd. SOFR + 0.78%, 5.61%, 4/26/2023 (c)	5,000,000	5,002,471
MUFG Bank Ltd. SOFR + 0.17%, 5.00%, 9/8/2023 (c)	10,000,000	9,987,382
MUFG Bank Ltd. SOFR + 0.20%, 5.03%, 8/21/2023 (c)	2,250,000	2,247,823
Natixis SA SOFR + 0.60%, 5.42%, 6/1/2023 (c)	7,500,000	7,505,674
Norinchukin BK NY BR SOFR + 0.16%, 4.98%, 9/11/2023	5,000,000	4,995,304
Oversea-Chinese Banking Corp. Ltd. 4.84%, 5/31/2023	5,000,000	4,998,088
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.45%, 5.20%, 8/1/2023	10,000,000	10,000,000
Royal Bank of Canada SOFR + 0.62%, 5.44%, 5/11/2023 (c)	4,000,000	4,002,072
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.25%, 5.08%, 5/22/2023 (c)	10,000,000	10,001,629
Svenska Handelsbanken SOFR + 0.37%, 5.19%, 10/18/2023	5,000,000	4,996,819
Svenska Handelsbanken SOFR + 0.45%, 5.27%, 4/4/2023 (c)	4,250,000	4,250,101
Svenska Handelsbanken SOFR + 0.61%, 5.43%, 6/16/2023 (c)	5,000,000	5,004,679
Toronto-Dominion Bank 5.57%, 8/14/2023 (a)	5,000,000	5,007,588
		178,010,466
FINANCIAL COMPANY COMMERCIAL PAPER — 29.9%
Australia & New Zealand Banking Group Ltd. 4.80%, 4/20/2023	5,000,000	4,986,614
Australia & New Zealand Banking Group Ltd. SOFR + 0.33%, 5.15%, 7/5/2023 (b)	5,000,000	5,000,881
Australia & New Zealand Banking Group Ltd. SOFR + 0.38%, 5.20%, 4/6/2023 (b),(c)	12,000,000	12,000,634
Bank of Montreal SOFR + 0.50%, 5.32%, 6/8/2023 (c)	10,000,000	10,005,935
Bank of Montreal SOFR + 0.75%, 5.57%, 12/7/2023 (c)	8,000,000	8,013,756
Bank of Nova Scotia SOFR + 0.62%, 5.44%, 4/10/2023 (b),(c)	10,000,000	10,001,397
BPCE SA 5.20%, 6/9/2023	3,500,000	3,465,652
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
BPCE SA SOFR + 0.45%, 5.27%, 7/28/2023 (b),(c)	$5,000,000	$5,002,952
CDP Financial, Inc. 5.36%, 6/1/2023 (a)	5,000,000	4,956,919
Credit Industriel et Commercial SOFR + 0.56%, 5.39%, 5/30/2023 (b),(c)	5,000,000	5,003,641
DBS Bank Ltd. 5.36%, 9/1/2023	5,000,000	4,889,911
DNB Bank ASA 5.43%, 2/13/2024	2,500,000	2,387,951
HSBC Bank PLC SOFR + 0.42%, 5.25%, 2/2/2024 (b),(c)	1,500,000	1,498,109
Lloyds Bank PLC SOFR + 0.19%, 5.01%, 8/21/2023 (c)	5,000,000	4,997,586
Lloyds Bank PLC 5.40%, 10/12/2023	1,750,000	1,699,922
Macquarie Bank Ltd. SOFR + 0.55%, 5.38%, 6/1/2023 (b),(c)	10,000,000	10,006,754
National Australia Bank Ltd. SOFR + 0.35%, 5.17%, 7/5/2023 (b)	2,000,000	2,000,598
National Australia Bank Ltd. SOFR + 0.45%, 5.27%, 10/10/2023 (b),(c)	5,000,000	5,000,691
National Australia Bank Ltd. SOFR + 0.49%, 5.31%, 11/30/2023 (b),(c)	5,000,000	4,999,332
National Bank of Canada 4.74%, 4/4/2023	5,000,000	4,997,319
Nordea Bank Abp SOFR + 0.30%, 5.12%, 7/12/2023 (b),(c)	5,000,000	4,999,312
Nordea Bank Abp SOFR + 0.40%, 5.22%, 10/11/2023 (b),(c)	5,000,000	4,999,221
Nordea Bank Abp SOFR + 0.52%, 5.34%, 1/11/2024 (b)	5,000,000	5,000,132
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.38%, 5.20%, 4/12/2023 (b),(c)	5,000,000	5,000,443
Royal Bank of Canada SOFR + 0.50%, 5.32%, 10/4/2023 (b)	8,000,000	8,002,999
Skandinaviska Enskilda Banken AB 5.12%, 7/19/2023	6,000,000	5,906,995
Skandinaviska Enskilda Banken AB SOFR + 0.31%, 5.14%, 7/11/2023 (b),(c)	5,000,000	5,000,259
Skandinaviska Enskilda Banken AB SOFR + 0.32%, 5.14%, 8/11/2023 (b),(c)	5,000,000	4,999,577
Svenska Handelsbanken AB SOFR + 0.60%, 5.43%, 4/6/2023 (b),(c)	10,000,000	10,000,893
Swedbank AB SOFR + 0.36%, 5.18%, 8/11/2023 (c)	4,000,000	4,000,728
Swedbank AB SOFR + 0.38%, 5.20%, 4/6/2023 (c)	5,000,000	5,000,264
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Swedbank AB SOFR + 0.38%, 5.20%, 8/7/2023	$5,000,000	$5,001,454
Toronto-Dominion Bank 5.21%, 11/2/2023	5,000,000	4,844,720
UBS AG SOFR + 0.35%, 5.07%, 8/11/2023 (b),(c)	1,000,000	1,000,010
Westpac Banking Corp. SOFR + 0.19%, 5.01%, 11/20/2023 (b)	1,500,000	1,497,750
Westpac Banking Corp. SOFR + 0.63%, 5.45%, 6/9/2023 (b),(c)	5,000,000	5,004,393
		191,175,704
OTHER NOTES — 9.6%
Abu Dhabi Commercial Bank PJSC 4.82%, 4/3/2023	14,392,000	14,392,000
Bank of America N.A. SOFR + 0.27%, 5.09%, 4/5/2024	5,000,000	4,984,181
Bank of America N.A. 5.33%, 11/7/2023	1,000,000	1,000,536
Bank of America N.A. 5.44%, 2/7/2024	1,000,000	1,000,915
Bank of America N.A. SOFR + 0.75%, 5.57%, 1/8/2024 (a)	7,000,000	7,003,286
Canadian Imperial Bank of Commerce 4.80%, 4/3/2023	5,000,000	5,000,000
Cooperatieve Rabobank UA 4.79%, 4/3/2023	10,000,000	10,000,000
Mizuho Bank Ltd. 4.82%, 4/3/2023	5,000,000	5,000,000
NRW Bank 4.80%, 4/3/2023	5,000,000	5,000,000
Repurchase Agreement 4.80%, 4/3/2023	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.75%, 5.57%, 12/11/2023 (a),(c)	3,000,000	3,009,462
		61,390,380
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 13.2%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 0.000% – 8.000% due 02/29/2024 – 02/20/2053, valued at $10,290,249); expected proceeds $10,004,017 4.82%, 4/3/2023	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 04/01/2028 – 04/01/2053, valued at $127,500,001); expected proceeds $125,050,00 4.80%, 4/3/2023	24,000,000	24,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 0.000% – 5.000% due 04/06/2023 – 12/20/2052, valued at $51,000,067); expected proceeds $50,020,041 4.81%, 4/3/2023	$50,000,000	$50,000,000
		84,000,000
TREASURY REPURCHASE AGREEMENTS — 10.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by a U.S. Treasury Note, 3.000% due 06/30/2024, valued at $233,580,088); expected proceeds $229,091,982 4.82%, 4/3/2023	44,000,000	44,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Treasury Bills, 0.000% due 04/06/2023 – 04/25/2023, U.S. Treasury Bonds, 2.875% – 4.000% due 05/15/2052 – 11/15/2052, and a U.S. Treasury Bond, 2.250% due 10/31/2024, valued at $117,300,056); expected proceeds $115,046,000 4.80%, 4/3/2023	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Treasury Notes, 0.375% – 3.875% due 01/15/2026 – 02/28/2026, and a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, valued at $102,000,036); expected proceeds $100,040,250 4.83%, 4/3/2023	20,000,000	20,000,000
		69,000,000
OTHER REPURCHASE AGREEMENTS — 2.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/09/2023 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,702,667 5.27%, 7/7/2023 (d)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by various Common Stocks, valued at $1,080,001); expected proceeds $1,000,414 4.97%, 4/3/2023	1,000,000	1,000,000
Agreement with JP Morgan Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/24/2023 (collateralized by various Common Stocks, valued at $86,400,000); expected proceeds $81,356,600 5.13%, 7/21/2023 (d)	5,000,000	5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/30/2023 (collateralized by various Common Stocks, valued at $74,520,000); expected proceeds $69,404,110 5.02%, 5/11/2023 (d)	3,000,000	3,000,000
		14,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $637,069,820)		637,066,847
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
TOTAL INVESTMENTS — 99.8% (Cost $637,069,820)		637,066,847
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,573,289
NET ASSETS — 100.0%		$638,640,136
(a)	Rate shown is the discount rate at time of purchase.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.9% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $13,000,000 or 2.0% of net assets as of March 31, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2023 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$637,066,847	$—	$637,066,847
TOTAL INVESTMENTS	$—	$637,066,847	$—	$637,066,847
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2023 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%
ASSET BACKED COMMERCIAL PAPER — 9.3%
Alinghi Funding Co. LLC 5.29%, 8/16/2023 (a)	$50,000,000	$48,998,350
Anglesea Funding LLC 4.91%, 5/2/2023 (a)	60,000,000	59,735,627
Anglesea Funding LLC 4.94%, 4/6/2023 (a)	150,000,000	149,879,325
Antalis SA 4.92%, 4/6/2023 (a)	75,000,000	74,939,287
Barclays Bank PLC 5.14%, 6/15/2023 (a)	100,000,000	98,891,878
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.34%, 5.16%, 11/21/2023 (b),(c)	23,250,000	23,228,072
Collateralized Commercial Paper FLEX Co. LLC 5.40%, 11/8/2023 (b)	22,250,000	22,225,939
Concord Minutemen Capital Co. LLC 5.20%, 8/3/2023 (b)	29,250,000	29,214,163
Gotham Funding Corp. 4.77%, 4/3/2023 (a)	50,000,000	49,979,975
Legacy Capital Co. LLC SOFR + 0.22%, 5.04%, 8/15/2023 (b),(c)	75,000,000	74,972,573
Legacy Capital Co. LLC 5.17%, 6/9/2023 (a)	25,000,000	24,751,111
Lexington Parker Capital Co. LLC 4.92%, 4/6/2023 (a)	100,000,000	99,919,550
LMA-Americas LLC 5.17%, 7/26/2023 (a)	15,000,000	14,730,608
LMA-Americas LLC 5.21%, 8/23/2023 (a)	18,000,000	17,597,262
Mountcliff Funding LLC 4.90%, 4/17/2023 (a)	25,000,000	24,942,365
Mountcliff Funding LLC 5.28%, 7/5/2023 (a)	100,000,000	98,607,467
Ridgefield Funding Co. LLC SOFR + 0.23%, 5.05%, 8/16/2023 (b),(c)	22,000,000	21,995,398
Victory Receivables Corp. 5.02%, 6/14/2023 (a)	50,000,000	49,466,667
		984,075,617
CERTIFICATES OF DEPOSIT — 31.8%
Banco Santander SA SOFR + 0.28%, 5.10%, 8/9/2023 (c)	100,000,000	99,934,508
Bank of Nova Scotia SOFR + 0.60%, 5.42%, 5/15/2023 (c)	75,000,000	75,039,926
Bank of Nova Scotia SOFR + 0.66%, 5.48%, 5/8/2023 (c)	48,500,000	48,525,580
Bank of Nova Scotia SOFR + 0.75%, 5.57%, 8/1/2023 (c)	100,000,000	100,156,282
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC SOFR + 0.40%, 5.22%, 7/10/2023 (c)	$75,000,000	$75,015,113
Barclays Bank PLC 5.50%, 10/6/2023 (a)	75,000,000	74,980,925
Barclays Bank PLC SOFR + 0.68%, 5.50%, 5/15/2023 (c)	100,000,000	100,064,195
BNP Paribas SA SOFR + 0.25%, 5.07%, 9/11/2023 (c)	44,750,000	44,711,031
BNP Paribas SA 5.35%, 11/14/2023 (a)	52,250,000	52,246,603
Canadian Imperial Bank of Commerce SOFR + 0.43%, 5.25%, 9/22/2023 (c)	37,500,000	37,499,471
Canadian Imperial Bank of Commerce SOFR + 0.45%, 5.27%, 10/23/2023 (c)	62,250,000	62,246,565
Canadian Imperial Bank of Commerce FFR + 0.62%, 5.45%, 5/8/2023 (c)	100,000,000	100,039,782
Canadian Imperial Bank of Commerce SOFR + 0.74%, 5.56%, 8/9/2023 (c)	125,000,000	125,207,714
Citibank NA 3.77%, 5/2/2023 (a)	77,000,000	76,912,437
Cooperatieve Rabobank UA SOFR + 0.43%, 5.25%, 10/11/2023 (c)	25,000,000	24,996,035
Cooperatieve Rabobank UA SOFR + 0.63%, 5.45%, 7/17/2023 (c)	125,000,000	125,156,172
Credit Agricole Corporate & Investment Bank 5.01%, 6/14/2023 (a)	100,000,000	99,977,789
Credit Agricole Corporate & Investment Bank SA 4.80%, 4/6/2023 (a)	100,000,000	99,999,823
Credit Agricole Corporate & Investment Bank SA 4.84%, 5/2/2023 (a)	50,000,000	49,993,564
Credit Industriel et Commercial 5.13%, 8/7/2023 (a)	47,500,000	47,484,221
Mizuho Bank Ltd. 4.81%, 5/5/2023 (a)	50,250,000	50,239,534
Mizuho Bank Ltd. SOFR + 0.18%, 5.01%, 9/5/2023 (c)	50,000,000	49,937,742
Mizuho Bank Ltd. SOFR + 0.61%, 5.44%, 5/18/2023 (c)	50,000,000	50,030,806
Mizuho Bank Ltd. SOFR + 0.62%, 5.45%, 4/14/2023 (c)	40,000,000	40,008,256
Mizuho Bank Ltd. SOFR + 0.73%, 5.56%, 5/4/2023 (c)	44,000,000	44,025,519
Mizuho Bank Ltd. SOFR + 0.78%, 5.61%, 4/26/2023 (c)	89,000,000	89,043,984
MUFG Bank Ltd. SOFR + 0.17%, 5.00%, 9/8/2023 (c)	100,000,000	99,873,821
MUFG Bank Ltd. SOFR + 0.18%, 5.01%, 8/28/2023 (c)	50,000,000	49,942,942
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
MUFG Bank Ltd. SOFR + 0.20%, 5.03%, 8/21/2023 (c)	$37,500,000	$37,463,718
MUFG Bank Ltd. SOFR + 0.25%, 5.08%, 7/18/2023 (c)	50,000,000	49,979,835
MUFG Bank Ltd. SOFR + 0.60%, 5.43%, 4/14/2023 (c)	50,000,000	50,009,145
Nordea Bank Abp SOFR + 0.45%, 5.27%, 1/18/2024 (c)	40,000,000	39,975,816
Norinchukin BK NY BR SOFR + 0.13%, 4.95%, 7/13/2023 (c)	103,250,000	103,196,651
Norinchukin BK NY BR SOFR + 0.15%, 4.97%, 7/3/2023 (c)	110,000,000	109,956,264
Norinchukin BK NY BR SOFR + 0.16%, 4.98%, 9/11/2023 (c)	100,000,000	99,906,086
Norinchukin BK NY BR SOFR + 0.18%, 5.00%, 8/24/2023 (c)	30,500,000	30,480,720
Norinchukin BK NY BR SOFR + 0.30%, 5.12%, 6/26/2023 (c)	75,000,000	75,001,344
Oversea-Chinese Banking Corp. Ltd. 4.84%, 5/31/2023 (a)	87,000,000	86,966,738
Royal Bank of Canada SOFR + 0.60%, 5.42%, 5/15/2023 (c)	68,000,000	68,036,200
Royal Bank of Canada SOFR + 0.62%, 5.44%, 5/11/2023 (c)	69,250,000	69,285,867
Sumitomo Mitsui Trust Bank Ltd. 4.79%, 4/10/2023 (a)	80,000,000	80,000,000
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.25%, 5.08%, 5/22/2023 (c)	100,000,000	100,016,288
Svenska Handelsbanken SOFR + 0.37%, 5.19%, 10/18/2023 (c)	50,000,000	49,968,192
Svenska Handelsbanken SOFR + 0.45%, 5.27%, 4/4/2023 (c)	45,500,000	45,501,078
Svenska Handelsbanken SOFR + 0.61%, 5.43%, 6/16/2023 (c)	75,000,000	75,070,188
Toronto-Dominion Bank SOFR + 0.65%, 5.48%, 5/11/2023 (c)	75,000,000	75,044,482
Toronto-Dominion Bank 5.57%, 8/14/2023 (a)	125,000,000	125,189,699
		3,364,338,651
FINANCIAL COMPANY COMMERCIAL PAPER — 34.0%
Australia & New Zealand Banking Group Ltd. SOFR + 0.25%, 5.07%, 2/28/2024 (b),(c)	85,000,000	84,737,387
Australia & New Zealand Banking Group Ltd. SOFR + 0.33%, 5.15%, 7/5/2023 (b),(c)	70,000,000	70,012,339
Australia & New Zealand Banking Group Ltd. SOFR + 0.38%, 5.20%, 4/6/2023 (b),(c)	158,000,000	158,008,342
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Australia & New Zealand Banking Group Ltd. SOFR + 0.40%, 5.22%, 4/5/2023 (b),(c)	$59,000,000	$59,002,787
Australia & New Zealand Banking Group Ltd. 5.28%, 9/18/2023 (a)	50,000,000	48,758,113
Bank of Montreal SOFR + 0.50%, 5.32%, 6/8/2023 (c)	100,000,000	100,059,354
Bank of Montreal SOFR + 0.70%, 5.52%, 5/8/2023 (c)	50,000,000	50,030,239
Bank of Nova Scotia SOFR + 0.30%, 5.12%, 11/21/2023 (b),(c)	36,000,000	35,958,892
Bank of Nova Scotia SOFR + 0.45%, 5.27%, 10/10/2023 (b),(c)	50,000,000	49,999,013
Bank of Nova Scotia SOFR + 0.62%, 5.44%, 4/10/2023 (b),(c)	50,000,000	50,006,983
BNG Bank 4.75%, 4/4/2023 (a)	100,000,000	99,946,489
BNG Bank 4.88%, 4/3/2023 (a)	50,000,000	49,979,942
BNG Bank 4.88%, 4/4/2023 (a)	50,000,000	49,973,245
BNG Bank 4.89%, 4/6/2023 (a)	50,000,000	49,959,842
BPCE SA 5.20%, 6/9/2023 (a)	46,500,000	46,043,667
BPCE SA SOFR + 0.45%, 5.27%, 7/28/2023 (b),(c)	50,000,000	50,029,517
CDP Financial, Inc. SOFR + 0.60%, 5.43%, 4/20/2023 (b),(c)	80,000,000	80,020,475
Commonwealth Bank of Australia SOFR + 0.40%, 5.22%, 4/6/2023 (b),(c)	75,000,000	75,004,209
DBS Bank Ltd. 4.80%, 4/26/2023 (a)	50,000,000	49,826,053
DBS Bank Ltd. 5.08%, 7/25/2023 (a)	50,000,000	49,177,367
DNB Bank ASA 5.25%, 8/3/2023 (a)	19,000,000	18,675,219
DNB Bank ASA SOFR + 0.43%, 5.25%, 4/5/2023 (b),(c)	30,500,000	30,501,567
DNB Bank ASA 5.43%, 2/13/2024 (a)	39,500,000	37,729,630
HSBC Bank PLC SOFR + 0.42%, 5.25%, 2/2/2024 (b),(c)	22,750,000	22,721,313
HSBC Bank PLC SOFR + 0.46%, 5.29%, 1/18/2024 (b),(c)	54,500,000	54,474,675
HSBC Bank PLC SOFR + 0.85%, 5.68%, 11/1/2023 (b),(c)	100,000,000	100,216,966
ING U.S. Funding LLC SOFR + 0.75%, 5.58%, 8/16/2023 (b),(c)	102,000,000	102,201,995
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Lloyds Bank PLC 4.87%, 5/4/2023 (a)	$94,000,000	$93,567,829
Lloyds Bank PLC SOFR + 0.19%, 5.01%, 8/21/2023 (c)	75,000,000	74,963,786
Lloyds Bank PLC 5.40%, 10/12/2023 (a)	24,250,000	23,556,056
Lloyds Bank PLC SOFR + 0.70%, 5.52%, 5/8/2023 (c)	50,000,000	50,031,028
Macquarie Bank Ltd. SOFR + 0.44%, 5.27%, 9/25/2023 (b),(c)	40,500,000	40,514,254
Macquarie Bank Ltd. SOFR + 0.45%, 5.28%, 4/6/2023 (b),(c)	25,000,000	25,001,611
National Australia Bank Ltd. SOFR + 0.35%, 5.17%, 7/5/2023 (b),(c)	26,500,000	26,507,919
National Australia Bank Ltd. SOFR + 0.41%, 5.23%, 4/6/2023 (b),(c)	75,000,000	75,004,333
National Australia Bank Ltd. SOFR + 0.45%, 5.27%, 10/10/2023 (b),(c)	28,000,000	28,003,867
Nordea Bank Abp SOFR + 0.24%, 5.06%, 5/18/2023 (b),(c)	50,000,000	50,006,944
Nordea Bank Abp SOFR + 0.40%, 5.22%, 10/11/2023 (b),(c)	100,000,000	99,984,427
Nordea Bank Abp SOFR + 0.52%, 5.34%, 1/11/2024 (b),(c)	15,000,000	15,000,396
NRW Bank 4.86%, 4/3/2023 (a)	100,000,000	99,960,133
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.37%, 5.19%, 4/14/2023 (b),(c)	50,000,000	50,004,891
Skandinaviska Enskilda Banken AB 5.12%, 7/19/2023 (a)	27,000,000	26,581,478
Skandinaviska Enskilda Banken AB SOFR + 0.31%, 5.14%, 7/11/2023 (b),(c)	40,000,000	40,002,074
Skandinaviska Enskilda Banken AB SOFR + 0.32%, 5.14%, 8/11/2023 (b),(c)	40,000,000	39,996,612
Skandinaviska Enskilda Banken AB SOFR + 0.36%, 5.19%, 10/25/2023 (b),(c)	30,000,000	29,976,400
Skandinaviska Enskilda Banken AB SOFR + 0.42%, 5.25%, 9/26/2023 (b),(c)	40,000,000	39,990,639
Svenska Handelsbanken AB SOFR + 0.21%, 5.04%, 11/22/2023 (b),(c)	47,250,000	47,164,452
Svenska Handelsbanken AB SOFR + 0.37%, 5.20%, 4/6/2023 (b),(c)	130,000,000	130,006,649
Svenska Handelsbanken AB 5.43%, 2/12/2024 (a)	47,000,000	44,886,802
Swedbank AB SOFR + 0.24%, 5.06%, 8/16/2023 (c)	59,500,000	59,480,789
Swedbank AB SOFR + 0.25%, 5.07%, 11/10/2023 (c)	42,250,000	42,187,893
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Swedbank AB SOFR + 0.33%, 5.15%, 8/17/2023 (c)	$50,000,000	$49,986,862
Swedbank AB SOFR + 0.38%, 5.20%, 4/6/2023 (c)	100,000,000	100,005,280
Swedbank AB SOFR + 0.38%, 5.20%, 8/7/2023 (c)	70,000,000	70,020,355
Swedbank AB SOFR + 0.42%, 5.24%, 9/25/2023 (c)	27,250,000	27,246,714
Swedbank AB SOFR + 0.63%, 5.45%, 6/15/2023 (c)	50,000,000	50,043,873
Toronto-Dominion Bank 5.21%, 11/2/2023 (a)	70,000,000	67,826,080
UBS AG SOFR + 0.28%, 5.05%, 11/28/2023 (b),(c)	59,000,000	58,929,902
UBS AG SOFR + 0.35%, 5.07%, 8/11/2023 (b),(c)	14,000,000	14,000,146
UBS AG SOFR + 0.35%, 5.08%, 11/16/2023 (b),(c)	100,000,000	99,930,281
Westpac Banking Corp. SOFR + 0.19%, 5.01%, 11/20/2023 (b),(c)	25,750,000	25,711,382
Westpac Banking Corp. SOFR + 0.23%, 5.05%, 2/14/2024 (b),(c)	29,500,000	29,432,643
Westpac Banking Corp. SOFR + 0.23%, 5.05%, 2/15/2024 (b),(c)	23,000,000	22,948,734
Westpac Banking Corp. SOFR + 0.63%, 5.45%, 6/9/2023 (b),(c)	50,000,000	50,043,930
		3,591,563,064
OTHER NOTES — 12.9%
Abu Dhabi Commercial Bank PJSC 4.82%, 4/3/2023 (a)	99,299,000	99,299,000
Bank of America N.A. SOFR + 0.27%, 5.09%, 4/5/2024 (c)	125,000,000	124,604,538
Bank of America N.A. SOFR + 0.45%, 5.27%, 10/6/2023 (c)	35,000,000	35,001,810
Bank of America N.A. 5.33%, 11/7/2023 (a)	15,750,000	15,758,439
Bank of America N.A. SOFR + 0.55%, 5.37%, 4/10/2023 (c)	70,000,000	70,000,000
Bank of America N.A. 5.44%, 2/7/2024 (a)	15,750,000	15,764,411
Bank of America N.A. SOFR + 0.75%, 5.57%, 1/8/2024 (c)	64,000,000	64,030,039
Bank of Montreal 4.82%, 4/3/2023 (a)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce 4.80%, 4/3/2023 (a)	100,000,000	100,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Cooperatieve Rabobank UA 4.79%, 4/3/2023 (a)	$100,000,000	$100,000,000
ING Bank NV 4.82%, 4/3/2023 (a)	50,000,000	50,000,000
ING Bank NV 4.82%04/6/2023 (a)	250,000,000	250,000,000
Mizuho Bank Ltd. 4.82%, 4/3/2023 (a)	150,000,000	150,000,000
National Australia Bank, Ltd. 4.80%, 4/3/2023 (a)	50,000,000	50,000,000
Royal Bank of Canada 4.82%, 4/3/2023 (a)	100,000,000	100,000,000
Toyota Motor Credit Corp. SOFR + 0.38%, 5.18%, 2/22/2024 (c)	41,250,000	41,153,071
		1,365,611,308
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 2.000% – 6.000% due 05/01/2037 – 04/01/2053, valued at $141,780,000); expected proceeds $139,056,411 4.87%, 4/3/2023	139,000,000	139,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 2.000% – 3.500% due 08/25/2050 – 12/20/2051, valued at $39,960,000); expected proceeds $37,014,738 4.78%, 4/3/2023	37,000,000	37,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 4.000% due 10/01/2048 – 08/01/2052, valued at $51,000,000); expected proceeds $50,020,000 4.80%, 4/3/2023	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 04/01/2028 – 04/01/2053, valued at $127,500,001); expected proceeds $125,050,00 4.80%, 4/3/2023	125,000,000	125,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Government Obligations, 2.020% – 4.500% due 07/11/2033 – 11/20/2052, valued at $20,400,001); expected proceeds $20,008,000 4.80%, 4/3/2023	20,000,000	20,000,000
		371,000,000
TREASURY REPURCHASE AGREEMENTS — 4.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by a U.S. Treasury Note, 3.000% due 06/30/2024, valued at $233,580,088); expected proceeds $229,091,982 4.82%, 4/3/2023	229,000,000	229,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/17/2023 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and U.S. Treasury Notes, 1.625% – 3.500% due 05/15/2031 – 02/15/2033, and valued at $12,648,056); expected proceeds $12,616,011 5.27%, 7/14/2023 (d)	$12,400,000	$12,400,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Treasury Bills, 0.000% due 04/06/2023 – 04/25/2023, U.S. Treasury Bonds, 2.875% – 4.000% due 05/15/2052 – 11/15/2052, and a U.S. Treasury Bond, 2.250% due 10/31/2024, valued at $117,300,056); expected proceeds $115,046,000 4.80%, 4/3/2023	115,000,000	115,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by U.S. Treasury Notes, 0.375% – 3.875% due 01/15/2026 – 02/28/2026, and a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, valued at $102,000,036); expected proceeds $100,040,250 4.83%, 4/3/2023	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2023 (collateralized by a U.S. Treasury Note, 2.875% due 06/15/2025 valued at $5,100,011); expected proceeds $5,002,000 4.80%, 4/3/2023	5,000,000	5,000,000
		461,400,000
OTHER REPURCHASE AGREEMENTS — 3.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/09/2023 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,702,667 5.27%, 7/7/2023 (d)	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/17/2023 (collateralized by Various Corporate Bonds, 1.750% – 4.700% due 10/16/2024 – 11/01/2111, valued at $31,501,054); expected proceeds $30,387,750 5.17%, 6/15/2023 (d)	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/17/2023 (collateralized by Various Corporate Bonds, 2.850% – 6.390% due 03/22/2026 – 03/22/2063, valued at $19,855,768); expected proceeds $18,924,017 5.27%, 7/14/2023 (d)	18,600,000	18,600,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2023 (collateralized by various Common Stocks, valued at $46,440,029); expected proceeds $43,353,771 5.02%, 5/26/2023 (d)	43,000,000	43,000,000
Agreement with JP Morgan Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/24/2023 (collateralized by various Common Stocks, valued at $86,400,000); expected proceeds $81,356,600 5.13%, 7/21/2023 (d)	80,000,000	80,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2023 (collateralized by Various Corporate Bonds, 0.350% – 8.250% due 04/06/2023 – 04/01/2039, valued at $26,654,138); expected proceeds $25,204,451 4.99%, 5/26/2023 (d)	25,000,000	25,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2023 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/30/2023 (collateralized by various Common Stocks, valued at $74,520,000); expected proceeds $69,404,110 5.02%, 5/11/2023 (d)	$69,000,000	$69,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party),dated 03/31/2023 (collateralized by various Corporate Bonds, 2.236% – 7.000% due 05/01/2025 – 06/15/2053, valued at $111,947,362); expected proceeds $102,041,565 4.89%, 4/3/2023	102,000,000	102,000,000
		407,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,547,064,624)		10,545,588,640
TOTAL INVESTMENTS — 99.7% (Cost $10,547,064,624)		10,545,588,640
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		27,082,919
NET ASSETS — 100.0%		$10,572,671,559
(a)	Rate shown is the discount rate at time of purchase.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $318,000,000 or 3.0% of net assets as of March 31, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2023 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$10,545,588,640	$—	$10,545,588,640
TOTAL INVESTMENTS	$—	$10,545,588,640	$—	$10,545,588,640
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
March 31, 2023 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.